Vanguard STAR® Fund

Summary Prospectus

February 27, 2020

Investor Shares

Vanguard STAR Fund Investor Shares (VGSTX)

The Fund's statutory Prospectus and Statement of Additional Information dated February 27, 2020, as may be amended or supplemented, are incorporated into and made part of this Summary Prospectus by reference.

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at www.vanguard.com/prospectus. You can also obtain this information at no cost by calling 800-662-7447 or by sending an email request to online@vanguard.com.

See the inside front cover for important information about access to your fund's annual and semiannual shareholder reports.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of your fund's annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this prospectus or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this prospectus or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Investment Objective

The Fund seeks to provide long-term capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None

Sales Charge (Load) Imposed on Reinvested Dividends	None

Redemption Fee	None

Account Service Fee (for certain fund account balances below $10,000)	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None

Other Expenses	None

Acquired Fund Fees and Expenses	0.31%

Total Annual Fund Operating Expenses	0.31%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$100	$174	$393

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

As a fund of funds, the STAR Fund invests in a diversified portfolio of other Vanguard mutual funds, rather than in individual securities. The Fund follows a balanced investment approach by investing 60% to 70% of its assets in common stocks through eight stock funds; 20% to 30% of its assets in bonds through two bond funds; and 10% to 20% of its assets in short-term investments through a short-term bond fund. Through the underlying funds, the STAR Fund owns a diversified mix of stocks and bonds. The Fund's stock holdings emphasize large-capitalization stocks of domestic companies and, to a lesser extent, a diversified group of stocks in companies located outside the United States. The Fund's bond holdings focus predominantly on short- and long-term investment-grade corporate bonds and GNMA mortgage-backed securities.

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bond and short-term investment holdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund's balanced portfolio, in the long run, should result in less investment risk—but a lower investment return—than that of a fund investing exclusively in common stocks.

•With 60% to 70% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. The Fund is also subject to the following risks associated with investments in foreign stocks: currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates; and country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions.

•With its remaining assets allocated to bonds and short-term investments, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund's return; income risk, which is the chance that an underlying fund's income will decline because of falling interest rates; and liquidity risk, which is the chance that an underlying fund may not be able to sell a security in a timely manner at a desired price. If an underlying fund holds securities that are callable, the underlying fund's income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund's income. For mortgage-backed securities, this risk is known as prepayment risk.

•The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of a high percentage of assets to a relatively few number of underlying funds, may cause the Fund to be hurt disproportionately by the poor performance of any one underlying fund or to underperform other funds with a similar investment objective.

•The Fund is also subject to manager risk, which is the chance that poor security selection will cause one or more of the Fund's actively managed underlying funds—and, thus, the Fund itself—to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and composite stock/bond benchmarks, which have investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. Returns for the STAR Composite Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard STAR Fund Investor Shares

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
60%

40%										22.21
20%	11.70		13.79	17.80				18.33
					7.35		6.55
		0.77
0%
-20%						-0.15			-5.34

-40%

During the periods shown in the bar chart, the highest return for a calendar quarter was 9.60% (quarter ended March 31, 2019), and the lowest return for a quarter was –9.75% (quarter ended September 30, 2011).

Average Annual Total Returns for Periods Ended December 31, 2019

	1 Year	5 Years	10 Years
Vanguard STAR Fund Investor Shares

Return Before Taxes	22.21%	7.81%	8.96%

Return After Taxes on Distributions	20.26	6.18	7.68

Return After Taxes on Distributions and Sale of Fund Shares	14.07	5.68	6.89

Comparative Benchmarks

STAR Composite Index
(reflects no deduction for fees, expenses, or taxes)	20.46%	7.31%	8.42%

Dow Jones U.S. Total Stock Market Float Adjusted Index
(reflects no deduction for fees, expenses, or taxes)	30.90	11.18	13.43

Bloomberg Barclays U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses, or taxes)	8.72	3.05	3.75

MSCI EAFE Index
(reflects no deduction for fees or expenses)	22.01	5.67	5.50

STAR Composite Average
(reflects no deduction for taxes)	19.08	6.10	7.40

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard STAR Fund Investor Shares—Fund Number 56

CFA® is a registered trademark owned by CFA Institute.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg's licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Bond Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Star Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Star Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Star Fund. Bloomberg and Barclays' only relationship with Vanguard in respect to the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Star Fund or the owners of the Star Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Star Fund. Investors acquire the Star Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Star Fund. The Star Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Star Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Star Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Star Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Star Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Star Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Star Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Star Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF A BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE STAR FUND.

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To request additional information about the Fund, please visit vanguard.com or contact us at 800-662-7447.

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SP 56 022020